Loans (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Outstanding balance and carrying amount of purchased loans
Outstanding balance	$ 820	$ 882
Carrying amount, net of allowance of $0	791	851
Commercial: Commercial and other [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	27	29
Commercial: Real Estate [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	670	714
Mortgage [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	$ 123	$ 139